Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	CASTLIGHT HEALTH, INC.
Entity Central Index Key	0001433714
Entity Filer Category	Accelerated Filer
Document Type	S-4
Document Period End Date	Sep. 30, 2016
Amendment Flag	false